Commissions and Fee Income - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail: Text values) - EUR (€) € in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019
Disaggregation of revenues by product type and business segment - based on IFRS 15 [Abstract]
Reclassification from Commission and fee Income to Net interest income	€ 35	€ 73
Balance of receivables from commission and fee income			€ 846
Balance of contract liabilities associated to commission and fee income			€ 171